Related party transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related party transactions

Note 9 – Related party transactions

As of December 31, 2019, and 2018, the Company had accrued officers’ salary of $439,534 and $663,100, respectively. One of the officers settled with the company for a note payable that is unsecured on November 8, 2019, and doesn’t accrue interest and will be paid as 0.5% of revenues. This decreased accrued officers’ salary. The note is still outstanding as of December 31, 2021, and 2020.

In 2020, the Company settled an accrual of wages with Timothy G. Dixon with a convertible note payable of $60,000 with interest at 5% per annum. On June 9, 2020, we issued 18,181,818 shares of common stock for the complete conversion of $60,000 for convertible note dated June 9, 2020.

In 2020 we issued 122,000,000 shares of common stock to three officers and one director of the Company under a Restricted Stock Award for $437,400.

In 2020 we issued 29,000,000 shares of common stock to one officer and one director of the Company under a Restricted Stock Award for $240,000.

On June 15, 2020, we issued 20,000,000 shares of common stock to the medical officer for consulting services for $106,000.

THERAPEUTIC SOLUTIONS INTERNATIONAL, INC.

Consolidated Notes to Financial Statements

December 31, 2021

Note 9 – Related party transactions (continued)

On July 17, 2020, we issued 22,500,000 shares of common stock to two officers, and one director of the Company under a Restricted Stock Award for $154,500.

In 2021, we issued 7,544,848 shares of common stock for $239,800 of accrued salaries to one officer of the Company under a Restricted Stock Award.

On June 18, 2021, we issued 2,000,000 shares of common stock, to one officer and one director of the Company under a Restricted Stock Award for $94,600.

On November 30, 2021, we issued 7,000,000 shares of common stock to four officers and one director under a Restricted Stock Award for $224,000.

THERAPEUTIC SOLUTIONS INTERNATIONAL, INC.

Consolidated Notes to Financial Statements

December 31, 2021